Restricted Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 44	$ 70
CCL Project [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 44	$ 70